T. ROWE PRICE Tax-Free High Yield Fund
May 31, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Ingevity (1) 1 55
United Airlines Holdings (1) — 35
Total Common Stocks (Cost $32) 90
CORPORATE BONDS 0.0%
South Carolina Repower, 0.00%, 2/1/45, Acquisition Date:
9/29/25, Cost $— (1)(2)(3) 3,753 —
Total Corporate Bonds (Cost $–) —
MUNICIPAL SECURITIES 99.7%
ALABAMA  2.8%
Alabama State Univ., 5.75%, 9/1/50 (4) 2,150 2,345
Baldwin County IDA, Series A, VRDN, 4.30%, 3/1/56 (Tender
3/1/33) (5)(6) 2,200 2,162
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  6,400 6,791
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  10,610 11,126
Black Belt Energy Gas Dist., Series D, VRDN, 5.00%, 3/1/55
(Tender 11/1/34)  7,000 7,461
Black Belt Energy Gas Dist., Gas Project, Series E, 5.00%,
7/1/33  10,000 10,539
Black Belt Energy Gas Dist., Gas Project, Series F, 5.00%,
12/1/35  7,450 7,911
Black Belt Energy Gas Dist., Gas Project, Series F, 5.00%,
6/1/36  8,000 8,370
Black Belt Energy Gas Dist., Gas Project, Series I, 5.00%,
10/1/33  4,025 4,317
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Redstone Village Project, Series A, 6.00%, 1/1/60  9,610 8,259
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Redstone Village Project, Series B, STEP, 1/1/60  2,384 126
Jefferson County, Sewer Revenue, 5.50%, 10/1/53  2,625 2,741
Mobile County IDA, AM/NS Calvert Project, Series A, 5.00%,
6/1/54 (6) 3,675 3,583
Mobile County IDA, AM/NS Calvert Project, Series B, 4.75%,
12/1/54 (6) 3,175 2,987
Southeast Energy Auth. A Cooperative Dist., Series B, VRDN,
4.00%, 12/1/51 (Tender 12/1/31)  5,160 5,218

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (5) 16,040 16,264
100,200
ARIZONA  2.1%
Arizona HFA, Banner Health, Series B, FRN, 100% of
SPMUV7DY + 0.81%, 3.31%, 1/1/37  1,075 1,075
Arizona HFA, Banner Health, Series B, FRN, 100% of
SPMUV7DY + 0.81%, 3.31%, 1/1/37 ( Prerefunded 6/30/26) (7) 1,005 1,005
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/40 (5) 730 687
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/50 (5) 1,265 1,044
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/39  1,050 1,052
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/49  1,595 1,461
Arizona IDA, Montanero Project, 6.75%, 12/1/55 (5)(6) 6,550 6,727
Arizona IDA, Odyssey Preparatory Academy, 5.00%, 7/1/49 (5) 5,445 4,901
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.25%,
7/1/37 (5) 2,375 2,383
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.50%,
7/1/52 (5) 3,970 3,758
Arizona IDA, Pinecrest Academy of Northern Nevada Project,
Series A, 4.50%, 7/15/29 (5) 3,000 2,930
Arizona IDA, San Tan Charter School Projects, 6.875%,
2/1/65 (5) 8,000 8,030
Maricopa County, El Paso Electric, Series A, PCR, 4.50%,
8/1/42  2,575 2,575
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/44  790 791
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/49  475 460
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/59  3,175 2,967
Pima County IDA, American Leadership Academy, 4.00%,
6/15/41 (5) 2,380 2,066
Pima County IDA, American Leadership Academy, 4.00%,
6/15/51 (5) 5,285 4,021
Salt Verde Financial, 5.00%, 12/1/37  12,970 13,674
Sierra Vista IDA, 5.00%, 6/15/54 (5) 5,375 4,680
Sierra Vista IDA, Wake Preparatory Academy, 6.25%, 6/15/50  4,450 4,500
Tempe IDA, Friendship Village of Tempe Project, Series A,
4.00%, 12/1/46  1,980 1,704

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Tempe IDA, Friendship Village of Tempe Project, Series A,
5.625%, 12/1/60  3,215 3,274
75,765
ARKANSAS  0.9%
Arkansas DFA, Hybar Steel Project, 7.375%, 7/1/48 (5)(6) 5,000 5,418
Arkansas DFA, Hybar Steel Project, Series A, 6.875%,
7/1/48 (5)(6) 5,000 5,379
Arkansas DFA, U.S. Steel Corp. Project, 5.45%, 9/1/52 (6) 7,365 7,467
Arkansas DFA, U.S. Steel Corp. Project, Series B, VRDN,
4.25%, 9/1/46 (Tender 3/3/36) (5)(6) 6,925 6,939
Osceola, Plum Point Energy, VRDN, 7.00%, 4/1/36 (Tender
7/1/26) (6) 7,875 7,882
33,085
CALIFORNIA  8.0%
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  10,715 11,187
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  4,490 4,881
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series B-1, VRDN, 4.00%, 2/1/52 (Tender
8/1/31)  16,465 16,705
California Community Housing Agency, Creekwood, Series A,
4.00%, 2/1/56 (5) 22,370 14,525
California Community Housing Agency, Junior Bonds Street
Flats, Series A-2, 4.00%, 8/1/50 (5) 7,980 6,371
California Community Housing Agency, Senior Bonds Street
Flats, Series A-1, 3.00%, 2/1/57 (5) 1,800 1,235
California Community Housing Agency, Senior-Fountains at
Emerald, 3.00%, 8/1/56 (5) 3,200 2,210
California Community Housing Agency, Stoneridge Apartments,
Series A, 4.00%, 2/1/56 (5) 23,060 18,194
California Community Housing Agency, Verdant at Green Valley
Project, 5.00%, 8/1/49 (5) 13,510 12,615
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  2,346 2,430
California Municipal Fin. Auth., Ascent 613 Project, Series A,
5.375%, 1/1/55 (5) 5,525 5,550
California Municipal Fin. Auth., Baptish Univ., Series A, 5.00%,
11/1/46 (5) 2,750 2,681
California Municipal Fin. Auth., Clay Lacy Aviation Fac. John
Wayne Airport, 5.00%, 1/1/41 (5)(6) 700 723
California Municipal Fin. Auth., Clay Lacy Aviation Fac. John
Wayne Airport, 6.00%, 1/1/55 (5)(6) 1,630 1,709
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/49 (5) 1,515 1,414

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/57 (5) 1,650 1,478
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47 (6) 4,605 4,161
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  4,565 4,712
California Municipal Fin. Auth., The Learning Choice Academy
Obligated Group, Series A, 5.50%, 7/1/45  1,620 1,623
California Municipal Fin. Auth., The Learning Choice Academy
Obligated Group, Series A, 5.50%, 7/1/65  1,000 929
California PFA, Enso Village Project, 5.00%, 11/15/46 (5) 595 564
California PFA, Sunrise of Manhattan Beach, Series A-1,
6.75%, 7/1/65 (5) 9,020 9,701
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/41 (5) 1,650 1,347
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/51 (5) 1,500 1,062
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/61 (5) 250 164
California Statewide CDA, Series 2021A, 4.00%, 9/2/28  205 206
California Statewide CDA, Series 2021A, 4.00%, 9/2/29  220 222
California Statewide CDA, Series 2021A, 4.00%, 9/2/30  235 237
California Statewide CDA, Series 2021A, 4.00%, 9/2/31  185 187
California Statewide CDA, Series 2021A, 4.00%, 9/2/41  1,270 1,209
California Statewide CDA, Series 2021A, 4.00%, 9/2/51  785 673
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/31  880 875
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/41  1,605 1,476
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/51  1,080 912
California Statewide CDA, Series A-1, 5.00%, 9/2/42  3,495 3,616
California Statewide CDA, Series A-1, 5.00%, 9/2/52  4,965 4,981
California Statewide CDA, HR Ontario Hotel Project, 5.00%,
9/2/35 (5) 210 216
California Statewide CDA, HR Ontario Hotel Project, 5.00%,
9/2/40 (5) 165 168
California Statewide CDA, HR Ontario Hotel Project, Series A,
6.00%, 9/2/35 (5) 610 635
California Statewide CDA, HR Ontario Hotel Project, Series A,
6.00%, 9/2/40 (5) 1,135 1,173
California Statewide CDA, HR Ontario Hotel Project, Series A,
6.125%, 9/2/48 (5) 1,000 1,028
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  10,290 10,292
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (5) 2,375 2,377

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/46 (5) 3,165 3,165
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (5) 8,120 8,120
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (5) 10,000 10,092
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  1,260 1,207
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,895 1,624
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  395 399
California Statewide Fin. Auth., Tobacco Industry, Series A,
6.00%, 5/1/43  1,190 1,212
CMFA Special Fin. Agency VII, Breakwater Apartments,
Series A-2, 4.00%, 8/1/47 (5) 5,975 5,597
CMFA Special Fin. Agency XII, Allure Apartments, 4.375%,
8/1/49 (5) 2,530 2,093
CMFA Special Fin. Agency, Solana at Grand, Series A-2,
4.00%, 8/1/45 (5) 2,830 2,558
CSCDA Community Improvement Auth., Link-Glendale Social
Bonds, Series A-1, 3.00%, 7/1/45 (5) 2,750 2,222
CSCDA Community Improvement Auth., Link-Glendale Social
Bonds, Series A-2, 4.00%, 7/1/56 (5) 6,207 4,788
CSCDA Community Improvement Auth., Mezzanine Lien
Sustainable Bonds, 4.00%, 2/1/57 (5) 2,500 1,900
CSCDA Community Improvement Auth., Monterey Station
Apartment Social Bonds, 3.125%, 7/1/56 (5) 5,105 3,362
CSCDA Community Improvement Auth., Oceanaire Long Beach
Social Bonds, Series A-2, 4.00%, 9/1/56 (5) 8,485 6,143
CSCDA Community Improvement Auth., Parallel Anaheim
Social Bonds, 4.00%, 8/1/56 (5) 2,955 2,669
CSCDA Community Improvement Auth., Social Bonds,
Series A-2, 3.00%, 2/1/57 (5) 2,500 1,764
Golden State Tobacco Securitization, 5.00%, 6/1/51  3,410 3,403
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  268,725 26,767
Inland Empire Tobacco Securitization, Tobacco Settlement
Asset-Backed Bonds, Series C-1, Zero Coupon, 6/1/36  20,000 10,046
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/27  235 236
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/28  320 321
Los Angeles Dept. of Airports, Series A, 5.50%, 5/15/55 (6) 4,750 5,048
Northern California Gas Auth. No. 1, Series B, FRN, 67% of
(3M TSFR + 0.2616%) + 0.72%, 3.368%, 7/1/27  2,115 2,115
Oroville, Hosp., 5.25%, 4/1/54 (1)(8) 1,485 1,025

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Regents of the Univ. of California, Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  2,600 2,089
San Diego County Regional Airport Auth., Senior Private
Activity, Series B, 5.50%, 7/1/55 (6) 3,300 3,504
San Francisco City & County Int'l. Airport, Series A, 5.50%,
5/1/55 (6) 12,000 12,723
San Francisco City & County Int'l. Airport, Series A, 5.50%,
5/1/56 (6)(9) 2,125 2,262
San Francisco City and County, Special Tax Dist. No. 2020-1,
Series A, 5.75%, 9/1/50 (5) 850 891
San Francisco City and County, Special Tax Dist. No. 2020-1,
Series B, 5.75%, 9/1/53 (5) 1,290 1,347
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/34 (4) 1,560 1,729
291,075
COLORADO  4.1%
Aurora Crossroads Metropolitan Dist. No. 2, Series A-3, GO,
6.125%, 12/1/55  12,000 12,314
Berthoud-Heritage Metropolitan Dist. No. 1, 5.625%, 12/1/48
( Prerefunded 6/1/26) (7) 6,865 6,934
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.25%,
12/1/38  907 909
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.375%,
12/1/48  3,250 3,251
CCP Metropolitan Dist. No. 3, GO, 5.00%, 12/1/53  1,178 1,164
Centerra Metropolitan Dist. No. 1, 5.00%, 12/1/47 (5) 3,500 3,500
Colorado Bridge & Tunnel Enterprise, Senior Infrastructure,
Series A, 5.50%, 12/1/54 (4) 2,650 2,830
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy
School Project, 5.75%, 4/1/59 (5) 1,070 1,035
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy
School Project, 5.80%, 4/1/54 (5) 1,200 1,180
Colorado Ed. & Cultural Fac. Auth., Monument Academy
Project, Series A, 4.375%, 6/1/36 (5) 4,275 4,205
Colorado Ed. & Cultural Fac. Auth., The Stanley Project,
Series A-1, 6.875%, 2/1/59 (5) 11,135 11,755
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/31  485 493
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/32  590 598
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/41  1,160 1,115
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/48  1,770 1,543
Colorado HFA, Sunny Vista Living Center, Series A, 5.75%,
12/1/35 (5) 1,145 889
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (5) 2,350 1,687
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (5) 3,285 2,288

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  4,000 3,976
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  5,330 5,336
Cornerstar Metropolitan Dist., Series A, GO, 5.125%, 12/1/37  500 500
Cornerstar Metropolitan Dist., Series A, GO, 5.25%, 12/1/47  2,600 2,572
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  1,185 1,188
Gold Hill North Business Improvement Dist., Series A, GO,
5.60%, 12/1/54 (5) 3,600 3,602
Green Valley Ranch East Metropolitan Dist. No. 6, Series A,
GO, 5.875%, 12/1/50  2,200 2,233
Mineral Business Improvement Dist., Series A, GO, 5.75%,
12/1/54 (5) 1,750 1,746
Mirabelle Metropolitan Dist. No. 2, Subordinate Bonds,
Series B, GO, 6.125%, 12/15/49  2,100 2,100
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  3,899 3,772
Palisade Metropolitan Dist. No. 2, Series B, STEP, 0.00%,
12/15/54 (5) 2,800 2,753
Peak Metropolitan Dist. No. 1, Series A, GO, 4.00%, 12/1/35 (5) 500 457
Peak Metropolitan Dist. No. 1, Series A, GO, 5.00%, 12/1/51 (5) 5,270 4,527
Prairie Point Community Auth. Board Special Improvement Dist.
No. 1, 5.375%, 12/1/40  1,250 1,276
Prairie Point Community Auth. Board Special Improvement Dist.
No. 1, 5.75%, 12/1/45  800 816
Public Auth. for Colorado Energy, 6.25%, 11/15/28  3,115 3,247
Public Auth. for Colorado Energy, 6.50%, 11/15/38  9,210 11,056
Pueblo Urban Renewal Auth., 4.75%, 12/1/45 (5) 5,620 5,443
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/51  7,025 5,708
Redtail Ridge Metropolitan Dist., GO, Zero Coupon, 12/1/32  10,025 6,498
Riverwalk Metropolitan Dist. No 2, Series A, 5.00%, 12/1/52  4,245 3,683
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/36  810 810
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/46  1,448 1,389
St. Vrain Lakes Metropolitan Dist. No. 2, Series B, GO, 6.375%,
11/15/54  2,000 1,996
STC Metropolitan Dist. No. 2, Second Lien, Series A-2, GO,
6.25%, 12/1/55 (5) 2,000 2,038
Sterling Ranch Community Auth. Board, Series A, 6.50%,
12/1/54  1,000 1,038
Sterling Ranch Community Auth. Board, Series B, 8.75%,
12/15/54  1,670 1,669
Vail Home Partners, 5.75%, 10/1/45 (5) 415 438
Vail Home Partners, 5.875%, 10/1/55 (5) 2,720 2,817
Vail Home Partners, 6.00%, 10/1/64 (5) 5,580 5,789
148,163

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
CONNECTICUT  1.5%
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/46 (5) 1,060 1,060
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/53 (5) 1,260 1,202
Connecticut State HEFA, Goodwin Univ., Series A-1, 5.375%,
7/1/54  3,900 3,733
Connecticut State HEFA, Hartford Healthcare Issue, Series A,
5.50%, 7/1/51  5,000 5,346
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/44  4,405 3,717
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/49  4,200 3,304
Connecticut State HEFA, Masonicare , Series F, 5.00%, 7/1/31  2,000 2,001
Connecticut State HEFA, Masonicare , Series F, 5.00%, 7/1/32  3,280 3,282
Connecticut State HEFA, Masonicare , Series F, 5.00%, 7/1/33  2,055 2,056
Connecticut State HEFA, Masonicare , Series F, 5.00%, 7/1/34  1,435 1,436
Connecticut State HEFA, Masonicare , Series F, 5.00%, 7/1/43  8,115 8,116
Hamden Town, Whitney Center Project, 5.00%, 1/1/40  5,125 5,106
Hamden Town, Whitney Center Project, 5.00%, 1/1/50  6,160 5,541
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK) (8)(10) 23,166 6,718
Steel Point Infrastructure Improvement Dist., Steelpointe
Harbor Project, 4.00%, 4/1/41 (5) 550 506
Steel Point Infrastructure Improvement Dist., Steelpointe
Harbor Project, 4.00%, 4/1/51 (5) 2,715 2,171
55,295
DELAWARE  1.1%
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  200 201
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/40  1,025 1,046
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/50  1,385 1,362
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/37  790 806
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  4,920 4,967
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  2,035 2,000
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  4,390 4,101
Delaware State Economic Dev. Auth., Academia Antonia Alonso
Charter School Project, Series A, 6.00%, 7/1/55 (5) 3,825 3,887
Delaware State Economic Dev. Auth., ASPIRA of Delaware
Charter Operations Project, 4.00%, 6/1/52  1,260 960
Delaware State Economic Dev. Auth., ASPIRA of Delaware
Charter Operations Project, 4.00%, 6/1/57  1,220 899
Delaware State Economic Dev. Auth., ASPIRA of Delaware
Charter Operations Project, 5.00%, 6/1/51  1,350 1,216

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Delaware State Housing Auth., Series A, 4.75%, 7/1/46  2,350 2,375
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  205 207
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/40  890 894
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/48  2,335 2,234
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/53  3,445 3,198
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/58  2,915 2,652
Sussex County, Cadbury at Lewes, 5.00%, 1/1/36  6,445 6,457
39,462
DISTRICT OF COLUMBIA  2.1%
Dist. of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  58,985 13,467
Dist. of Columbia Tobacco Settlement Fin., Series B, Zero
Coupon, 6/15/46  18,210 3,368
Dist. of Columbia, Friendship Public Charter School, 5.00%,
6/1/36  2,375 2,376
Dist. of Columbia, Friendship Public Charter School, 5.00%,
6/1/41  1,540 1,540
Dist. of Columbia, Friendship Public Charter School, 5.00%,
6/1/46  2,285 2,278
Dist. of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  2,295 2,306
Dist. of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  4,065 4,070
Dist. of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  9,730 8,999
Dist. of Columbia, Methodist Home, Series A, 5.125%, 1/1/35  740 738
Dist. of Columbia, Methodist Home, Series A, 5.25%, 1/1/39  485 475
Dist. of Columbia, Union Market Infrastructure Project, 3.75%,
6/1/31 (5) 900 877
Dist. of Columbia, Union Market Infrastructure Project, 4.25%,
6/1/46 (5) 2,810 2,401
Dist. of Columbia, Union Market Project, Series B, STEP,
6/1/41 (5) 1,600 1,050
Dist. of Columbia, Union Market Project, Series B, STEP,
6/1/49 (5) 3,450 2,176
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/37 (4) 10,135 6,500
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/38  7,915 4,706

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/39  1,585 892
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/40  3,955 2,091
Metropolitan Washington Airports Auth., Dulles Toll Road,
Dulles Metrorail & Capital Improvement Projects, Series B,
6.50%, 10/1/44  11,080 11,711
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 4.375%, 7/15/59  3,000 2,887
74,908
FLORIDA  5.9%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34 (1)(8) 59 1
Alachua County HFA, East Ridge Retirement Village, 6.375%,
11/15/49 (1)(8) 2,320 35
Ave Maria Stewardship Community Dist., Phase 5 Master
Improvements Project, 5.30%, 5/1/45  450 456
Ave Maria Stewardship Community Dist., Phase 5 Master
Improvements Project, 5.60%, 5/1/56  500 495
Avenir Community Dev. Dist., 5.375%, 5/1/43  1,855 1,944
Avenir Community Dev. Dist., 5.625%, 5/1/54  890 912
Babcock Ranch Community Independent Special Dist., 5.25%,
5/1/55 (5) 3,750 3,707
Boggy Creek Improvement Dist., Special Assessment,
Series 2013, 5.125%, 5/1/43  6,125 6,126
Broward County Port Fac. Revenue, Senior Bond, Series B,
4.00%, 9/1/49 (6) 5,000 4,406
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/29  875 914
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/30  250 263
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/31  1,015 1,066
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/33  900 938
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/34  975 1,013
Capital Projects Fin. Auth., Millenia Orlando Project, Series A,
7.125%, 1/1/65 (5) 5,000 5,207
Capital Projects Fin. Auth., Navigator Academy of Leadership
Obligated Group Project, 5.00%, 6/15/54 (5) 575 527
Capital Projects Fin. Auth., Navigator Academy of Leadership
Obligated Group Project, 5.00%, 6/15/64 (5) 1,890 1,683
Capital Trust Agency, 4.00%, 6/15/51 (5) 2,735 2,090

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Capital Trust Agency, The Marie Selby Botanical Gardens,
4.00%, 6/15/41 (5) 3,300 2,964
Capital Trust Auth., Florida Institute of Technology Project,
Series A, 5.375%, 7/1/65 (5) 6,450 6,212
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 5.625%, 6/15/44 (5) 410 423
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 6.00%, 6/15/54 (5) 655 669
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 6.125%, 6/15/60 (5) 800 818
Capital Trust Auth., Mason Classical Academy Project,
Series A, 5.00%, 6/1/64 (5) 2,550 2,303
Celebration Pointe Community Dev. Dist., 3.00%, 5/1/31 (1)(8) 565 452
Celebration Pointe Community Dev. Dist., 3.375%, 5/1/41 (1)(8) 1,055 844
Celebration Pointe Community Dev. Dist., 4.00%, 5/1/53 (1)(8) 2,310 1,848
Celebration Pointe Community Dev. Dist., 5.125%, 5/1/45 (1)(8) 755 604
Celebration Pointe Community Dev. Dist., Alachua County,
5.00%, 5/1/32 (1)(8) 755 604
Coastal Ridge Community Dev. Dist., 6.00%, 5/1/55  2,800 2,866
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  210 210
Enclave at Lake Geneva Community Dev. Dist., 5.60%, 5/1/46  2,100 2,100
Enclave at Lake Geneva Community Dev. Dist., 6.00%, 5/1/56  1,900 1,905
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  5,850 6,000
Firelight Community Dev. Dist., Series A, 6.125%, 5/1/55  2,375 2,422
Firethorn Community Dev. Dist., 5.60%, 5/1/55  780 773
Florida Dev. Fin., GFL Solid Waste Southeast Project, Series A,
VRDN, 4.375%, 10/1/54 (Tender 10/1/31) (5)(6) 2,450 2,469
Florida Dev. Fin., Renaissance Charter School Projects,
Series A, 6.00%, 6/15/55 (5) 2,475 2,540
Florida Dev. Fin., Renaissance Charter School Projects,
Series A, 6.125%, 6/15/50 (5) 1,375 1,436
Florida Dev. Fin., UF Health Jacksonville Project, 4.00%, 2/1/52  2,945 2,380
Florida Dev. Fin., UF Health Jacksonville Project, 5.00%, 2/1/52  1,450 1,368
Florida Dev. Fin., Waste Pro USA Inc. Project, 4.50%, 7/1/32 (5)
(6) 5,850 5,858
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.75%, 6/1/38 (5) 2,495 2,443
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48 (5) 10,550 9,763
Florida Local Government Fin. Commission, The Sanctuary at
Village on the Isle Project, Series A, BAN, 11.00%, 12/22/30 (5) 4,750 4,981
Florida Local Gov't. Fin. Commission, Fleet Landing at Nocatee
Project, Series A, 6.875%, 11/15/64 (5) 6,300 6,663
Golden Gem Community Dev. Dist., 6.00%, 5/1/55  4,000 4,048

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Greater Orlando Aviation Auth., United Airlines Project, 5.50%,
11/1/37 (6) 1,375 1,467
Hammock Oaks Community Dev. Dist., Assessment Area
Three, 4.50%, 5/1/32 (5) 240 244
Hammock Oaks Community Dev. Dist., Assessment Area
Three, 5.75%, 5/1/55 (5) 1,500 1,512
Hammock Oaks Community Dev. Dist., Assessment Area Two,
5.85%, 5/1/44  780 805
Hammock Oaks Community Dev. Dist., Assessment Area Two,
6.15%, 5/1/54  890 903
Hillcrest Preserve Community Dev. Dist., 4.375%, 5/1/31 (5) 355 357
Hillcrest Preserve Community Dev. Dist., 5.00%, 5/1/44 (5) 1,200 1,204
Hillcrest Preserve Community Dev. Dist., 5.30%, 5/1/54 (5) 1,615 1,559
Hillsborough County IDA, BayCare Health System, Series C,
5.50%, 11/15/54  2,880 3,063
Hobe-St. Lucie Conservancy Dist., 5.875%, 5/1/55  2,700 2,759
Jacksonville Aviation Auth., 5.50%, 10/1/50 (6) 4,000 4,253
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (5) 9,095 8,256
KD52 Community Dev. Dist. No. 1, 6.125%, 5/1/56  3,400 3,410
Lakes of Sarasota Community Dev. Dist., Series A, 5.60%,
5/1/55  695 685
Lakes of Sarasota Community Dev. Dist., Series B, 5.25%,
5/1/34  855 880
Lakes of Sarasota Community Dev. Dist. 2, Series A, 5.70%,
5/1/55  765 764
Lakes of Sarasota Community Dev. Dist. 2, Series B, 5.20%,
5/1/35  1,315 1,345
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.50%, 5/1/39 (5) 25 26
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.65%, 5/1/48 (5) 110 112
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.25%, 5/1/37  2,875 2,905
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.375%, 5/1/47  3,635 3,647
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.00%, 5/1/36  1,130 1,131
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.125%, 5/1/46  2,290 2,290
Lakewood Ranch Stewardship Dist., Lakewood Ranch
Southeast Project, 6.00%, 5/1/56  4,030 4,227
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.30%,
5/1/39  790 806
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.45%,
5/1/48  1,365 1,367

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
LTC Ranch West Residential Community Dev. Dist.,
Assessment Area Three Project, Series AA3, 6.05%, 5/1/54  990 1,001
LTC Ranch West Residential Community Dev. Dist.,
Assessment Area Two Project, Series AA2, 6.00%, 5/1/54  555 560
Malabar Springs Community Dev. Dist., Assessment Area One,
5.20%, 5/1/44  895 905
Marion Ranch Community Dev. Dist., 5.70%, 5/1/44  745 769
Marion Ranch Community Dev. Dist., 5.95%, 5/1/54  1,285 1,305
Miami-Dade County EFA, Series B, 5.25%, 4/1/45  5,000 5,428
Miami-Dade County IDA, Miami Community Charter Schools
Project, 6.125%, 6/1/45 (5) 365 376
Miami-Dade County IDA, Miami Community Charter Schools
Project, 6.375%, 6/1/65 (5) 2,250 2,279
New Port Corners Community Dev. Dist., 5.50%, 6/15/55 (5) 700 694
Newport Isles Community Dev. Dist., 5.00%, 5/1/44  2,200 2,228
Newport Isles Community Dev. Dist., 5.20%, 5/1/54  2,690 2,603
North AR-1 Pasco Community Dev. Dist., Assessment Area
Five, Series A, 6.00%, 5/1/54  1,010 1,030
Orange County HFA, 4.00%, 10/1/52  4,605 4,031
Palm Beach County HFA, Toby & Leon Cooperman Sinai
Residences of Boca Raton, 4.25%, 6/1/56  3,000 2,466
Parrish Lakes Community Dev. Dist., Assessment Area Three,
5.80%, 5/1/54  1,270 1,276
Parrish Plantation Community Dev. Dist., Assessment Area
Four Project, 4.75%, 5/1/31  75 76
Parrish Plantation Community Dev. Dist., Assessment Area
Four Project, 5.625%, 5/1/44  245 254
Parrish Plantation Community Dev. Dist., Assessment Area
Four Project, 5.875%, 5/1/54  375 383
Parrish Plantation Community Dev. Dist., Assessment Area
Three Project, 4.875%, 5/1/31  260 265
Parrish Plantation Community Dev. Dist., Assessment Area
Three Project, 5.80%, 5/1/44  670 700
Parrish Plantation Community Dev. Dist., Assessment Area
Three Project, 6.05%, 5/1/54  1,190 1,222
Polk County IDA, Victory Ridge Academy Project, 5.325%,
6/15/40 (5) 1,540 1,558
Polk County IDA, Victory Ridge Academy Project, 6.00%,
6/15/55 (5) 4,005 4,001
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/37  1,095 1,098
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/42  1,035 1,036
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/47  2,535 2,454

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/52  5,360 4,935
Sawyers Landing Community Dev. Dist., 4.125%, 5/1/41  2,420 2,301
Seminole Palms Community Dev. Dist., 5.50%, 5/1/55 (5) 1,410 1,402
Viera Stewardship Dist., Series 2021, 3.125%, 5/1/41  830 697
Viera Stewardship Dist., Series 2021, 4.00%, 5/1/53  3,020 2,418
Village Community Dev. Dist. No. 15, 4.20%, 5/1/39 (5) 495 495
Village Community Dev. Dist. No. 15, 4.80%, 5/1/55 (5) 1,975 1,878
Westside Haines City Community Dev. Dist., Assessment Area
Two Project, 6.00%, 5/1/54  1,590 1,624
215,474
GEORGIA  4.2%
Atlanta Airport Passenger Fac. Charge, Green Bond, Series E,
5.25%, 7/1/42 (6) 6,650 7,186
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (1)(8) 2,850 1,283
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (1)(8) 15,200 6,840
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (1)(8) 8,525 3,836
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (5) 13,542 12,365
Atlanta Dev. Auth., PRG – CAU Properties Project at Clark
Atlanta Univ., Series A, 5.00%, 7/1/35 (5) 1,000 1,038
Atlanta Dev. Auth., PRG – CAU Properties Project at Clark
Atlanta Univ., Series A, 6.00%, 7/1/45 (5) 5,395 5,703
Atlanta Dev. Auth., PRG – CAU Properties Project at Clark
Atlanta Univ., Series A, 6.00%, 7/1/50 (5) 2,100 2,176
Atlanta Urban Redev . Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (5) 280 280
Atlanta Urban Redev . Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (5)(11) 1,625 1,570
Atlanta Urban Redev . Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (5)(11) 3,360 3,076
Atlanta Urban Redev . Agency, Beltline Trail Completion Project,
3.875%, 7/1/51 (5)(11) 4,250 3,696
Bartow County Tax Allocation Dist. No. 3, Highway 411 Corridor
Dev. Project, STEP, 0.00%, 4/1/51 (5) 9,675 7,822
Cobb County Dev. Auth., Mt. Bethel Christian Academy Project,
6.25%, 6/1/64 (5) 4,090 4,199
Fulton County Dev. Auth., Piedmont Healthcare Project, 4.00%,
7/1/49  4,000 3,599
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/41 (5) 2,375 2,241

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51 (5) 9,330 7,651
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/47 (5) 2,730 2,691
Gainesville & Hall County Dev. Auth., Brenau Univ. Project,
5.75%, 6/1/55  5,000 5,023
George L Smith II Congress Center Auth., Convention Center
Hotel, 2.375%, 1/1/31  2,205 2,069
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (5) 1,220 1,183
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  1,190 1,186
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (5) 2,645 2,691
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (5) 16,215 15,635
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (5) 110 110
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.75%, 6/15/37 (5) 1,215 1,228
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47 (5) 1,980 1,988
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 6.00%, 6/15/52 (5) 1,215 1,218
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  2,810 2,946
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  2,600 2,801
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  2,725 2,896
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  5,855 6,096
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (5) 1,445 1,447
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/37 (5) 2,210 2,157
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/47 (5) 8,705 7,800
Metro Atlanta Rapid Transit Auth., Series B, VRDN, 2.75%,
7/1/45  12,945 12,945
Savannah Georgia Convention Center Auth., Convention
Center Hotel Second Tier, Series B, 6.00%, 6/1/50 (5) 2,575 2,579
Savannah Georgia Convention Center Auth., Convention
Center Hotel Third Tier, Series C, 5.00%, 6/1/58 (4) 3,000 3,044
154,294
IDAHO  0.5%
Power County IDC, FMC Project, 6.45%, 8/1/32 (6) 3,620 3,632

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Spring Valley Community Infrastructure Dist. No. 1, Assessment
Area Two, 6.25%, 9/1/53 (5) 4,700 4,833
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51 (5) 8,910 8,633
17,098
ILLINOIS  3.9%
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/34 (4) 830 854
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/35 (4) 900 924
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/27 (12) 12,290 11,657
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/29 (4)(13) 11,245 10,006
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 5.50%,
1/1/59 (6) 4,275 4,422
Illinois, Series A, GO, 5.50%, 3/1/42  3,340 3,593
Illinois, Series A, GO, 5.50%, 3/1/47  5,040 5,278
Illinois, Series B, GO, 5.00%, 12/1/33  2,715 2,943
Illinois, Series B, GO, 5.50%, 5/1/47  1,890 1,980
Illinois, Series C, GO, 5.00%, 11/1/29  5,000 5,150
Illinois Fin. Auth., Admiral at the Lake, 5.125%, 5/15/38  8,705 8,581
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/42  1,585 1,536
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/54  6,735 5,774
Illinois Fin. Auth., Depaul College Prep Foundation, 5.25%,
8/1/38 (5) 1,000 1,065
Illinois Fin. Auth., Depaul College Prep Foundation, 5.50%,
8/1/43 (5) 1,000 1,061
Illinois Fin. Auth., Depaul College Prep Foundation, 5.625%,
8/1/53 (5) 1,195 1,225
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/37  3,050 3,071
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/47  1,230 1,209
Illinois Fin. Auth., Music & Dance Theater Chicago, 5.75%,
10/1/45 (5) 2,935 2,949
Illinois Fin. Auth., Villa Saint Benedict, 6.125%, 11/15/35  2,030 2,031
Illinois Fin. Auth., Villa Saint Benedict, 6.375%, 11/15/43  3,165 3,167
Illinois HDA, Series A, 4.875%, 4/1/50  4,305 4,339
Illinois HDA, Series A, 4.90%, 4/1/51  3,995 4,027
Illinois HDA, Series G, 6.25%, 10/1/52  885 949
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 12/15/33 (12) 46,130 35,363
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (12) 5,935 6,753
Schaumburg Cook & DuPage Counties, North Schaumburg
Redev . Area Project, 6.125%, 12/30/38 (5) 1,950 1,971

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Upper Illinois River Valley Dev. Auth., Cambridge Lakes
Learning Center, Series A, 5.00%, 12/1/32 (5) 2,435 2,439
Upper Illinois River Valley Dev. Auth., Cambridge Lakes
Learning Center, Series A, 5.25%, 12/1/47 (5) 6,420 6,068
140,385
INDIANA  1.8%
East Chicago, USG Project, 5.50%, 9/1/28 (6) 1,405 1,383
Indiana Fin. Auth., Depauw University Project, Series A, 5.50%,
7/1/52  8,655 8,821
Indiana Fin. Auth., Margaret Mary Health Project, Series A,
5.75%, 3/1/54  6,845 7,042
Indiana Fin. Auth., Methodist Hosp., Series A, 5.50%, 9/15/39  400 426
Indiana Fin. Auth., Methodist Hosp., Series A, 5.50%, 9/15/44  2,500 2,552
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30  5,160 5,324
Indiana Fin. Auth., Student Housing Project, Series A, 5.00%,
6/1/53  3,350 3,239
Indiana Fin. Auth., Student Housing Project, Series A, 5.125%,
6/1/58  1,650 1,603
Indiana Fin. Auth., Student Housing Project, Series A, 5.25%,
7/1/64  3,250 3,263
Indiana Fin. Auth., Student Housing Project, Series A, 5.375%,
6/1/64  2,455 2,456
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  10,935 10,958
Indianapolis Airport Auth., United Airlines, Series A, 6.50%,
11/15/31 (1)(6)(8) 9,846 1
Indianapolis Local Public Improvement Bond Bank, Convention
Center Hotel, Series E, 6.00%, 3/1/53  7,490 7,776
Town of Whitestown, Bridle Oaks/Mills on Main Infra. Projects,
6.00%, 9/1/50 (5) 2,285 2,293
Valparaiso, Pratt Paper, 4.50%, 1/1/34 (5)(6) 1,285 1,319
Valparaiso, Pratt Paper, 5.00%, 1/1/54 (5)(6) 7,265 7,108
65,564
IOWA  0.1%
Iowa Fin. Auth., Presbyterian Homes Mill Pond Project, 5.50%,
10/1/45  250 257
Iowa Fin. Auth., Presbyterian Homes Mill Pond Project, 5.75%,
10/1/55  1,250 1,276
Iowa Fin. Auth., Presbyterian Homes Mill Pond Project, 5.875%,
10/1/65  1,350 1,375
2,908
KANSAS  0.1%
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/30  1,010 1,022
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/32  910 919

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/39  930 935
2,876
KENTUCKY  1.6%
Henderson, Pratt Paper, Series A, 4.70%, 1/1/52 (5)(6) 1,500 1,419
Henderson, Pratt Paper, Series B, 4.45%, 1/1/42 (5)(6) 1,945 1,950
Kentucky Economic DFA, Baptist Life Communities, 6.25%,
11/15/46  2,770 1,972
Kentucky Economic DFA, Baptist Life Communities, 6.375%,
11/15/51  4,635 3,227
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  5,625 4,797
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/51  2,905 2,335
Kentucky Economic DFA, Masonic Homes of Kentucky,
5.375%, 11/15/42  3,560 3,151
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.50%,
11/15/45  1,320 1,145
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  3,555 3,567
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  4,040 4,050
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  6,415 6,424
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  6,035 6,080
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  11,165 11,065
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  6,085 6,156
57,338
LOUISIANA  1.0%
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.50%, 6/15/38 (5) 1,900 1,909
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.625%, 6/15/48 (5) 2,220 2,184
Louisiana Public Fac. Auth., Acadiana Renaissance Charter
Academy Project, 6.15%, 6/15/55 (5) 5,500 5,631
Louisiana Public Fac. Auth., I-10 Calcasieu River Bridge,
5.75%, 9/1/64 (6) 8,800 9,104
Louisiana Public Fac. Auth., Waste Pro USA Project, VRDN,
6.75%, 10/1/53 (Tender 10/1/28) (5)(6) 3,500 3,705
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (5) 4,190 4,606
Saint James Parish, Nustar Logistics, Series 2, 6.35%,
7/1/40 (5) 4,235 4,588

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (5) 5,485 6,035
37,762
MARYLAND  4.1%
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  2,260 2,263
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  17,045 16,471
Frederick County, Mount Saint Mary's Univ., Series A, 5.00%,
9/1/37 (5) 2,790 2,766
Frederick County, Mount Saint Mary's Univ., Series A, 5.00%,
9/1/45 (5) 4,325 4,034
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  4,410 4,475
Maryland DOT, Series A, 5.25%, 8/1/54 (4)(6) 6,500 6,721
Maryland Economic Dev., Baltimore City Project, Series A,
5.00%, 6/1/58  4,040 4,061
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (5) 1,430 1,431
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (5) 2,010 2,011
Maryland Economic Dev., Port Covington Project, 3.25%,
9/1/30  670 652
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/40  1,740 1,610
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  3,400 2,842
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/47 (6) 2,100 2,118
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/55 (6) 11,305 11,314
Maryland Economic Dev., Senior-Annapolis Mobility, 5.25%,
6/30/53  4,635 4,729
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  790 801
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,190 1,234
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  790 818
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  815 841
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  2,050 2,105
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  5,430 5,474
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  16,365 16,474

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/32  475 476
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/33  1,205 1,206
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/36  1,190 1,191
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  2,575 2,329
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  4,305 3,720
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  2,665 2,247
Montgomery County Housing Opportunities Commission,
Series A, 4.90%, 7/1/55  1,295 1,303
Montgomery County, Friends House Retirement Community,
Series A, 5.00%, 7/1/39  405 380
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  5,145 4,631
Prince George's County Auth., Suitland-Naylor Road, 4.75%,
7/1/36 (5) 1,350 1,351
Prince George's County Auth., Suitland-Naylor Road, 5.00%,
7/1/46 (5) 1,980 1,980
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  1,190 1,204
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  1,595 1,605
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  790 797
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  315 305
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,560 1,469
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  2,695 2,698
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  5,250 4,926
Rockville, Ingleside at King Farm, 5.00%, 11/1/29  395 400
Rockville, Ingleside at King Farm, 5.00%, 11/1/32  395 400
Town of Chestertown, Washington College, 6.50%, 3/1/50  2,000 2,052
Town of Chestertown, Washington College, 6.50%, 3/1/55  2,000 2,036
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/27  1,430 1,436
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/30  1,605 1,633
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  880 896
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,225 2,228
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  6,330 6,150

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  2,885 2,886
149,180
MASSACHUSETTS  0.6%
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health
Issue, Series N, 5.50%, 7/1/50 (4) 5,150 5,590
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing Project, Series A, 5.00%, 7/1/54 (5) 2,200 2,132
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing Project, Series A, 5.00%, 7/1/60 (5) 1,100 1,048
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/57 (5) 7,710 7,421
Massachusetts Dev. Fin. Agency, Salem Community, 5.25%,
1/1/50  2,120 1,998
Massachusetts Ed. Fin. Auth., Series B, 4.25%, 7/1/46 (6) 2,755 2,491
20,680
MICHIGAN  0.9%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/37  790 792
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/41  4,510 4,439
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/47  12,580 11,729
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/32  1,665 1,674
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/37  945 945
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/47  2,195 1,968
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/52  940 810
Grand Rapids Economic Dev., Beacon Hill at Eastgate Project,
5.75%, 11/1/45  1,200 1,222
Grand Rapids Economic Dev., Beacon Hill at Eastgate Project,
6.00%, 11/1/50  2,600 2,611
Grand Traverse County Hosp. Fin. Auth., Munson Healthcare,
Series C, VRDN, 2.80%, 7/1/41  575 575
Ivywood Classical Academy, Public School, 6.00%, 1/1/54  3,890 3,773
Michigan Fin. Auth., Henry Ford Health System, Series A,
4.00%, 11/15/50  1,875 1,605
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/52  20,180 2,560
34,703

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
MINNESOTA  0.5%
Deephaven , Seven Hills Preparatory Academy, Series A,
6.125%, 6/15/61 (5) 4,500 3,977
Eagan, Great Oaks Academy, Series A, 6.25%, 2/1/45 (5) 400 407
Eagan, Great Oaks Academy, Series A, 6.375%, 2/1/55 (5) 700 700
Eagan, Great Oaks Academy, Series A, 6.50%, 2/1/65 (5) 1,250 1,251
Housing & Redev . Auth. of The City of St. Paul Minnesota,
Nova Classical Academy Project, 5.50%, 9/1/55  425 420
Housing & Redev . Auth. of The City of St. Paul Minnesota,
Nova Classical Academy Project, 5.625%, 9/1/65  700 690
Shakopee Senior Housing Revenue, Benedictine Senior Living
Obligated Group - Windermere Way Project, 5.625%, 11/1/45  700 724
Shakopee Senior Housing Revenue, Benedictine Senior Living
Obligated Group - Windermere Way Project, 5.875%, 11/1/65  2,000 2,030
Woodbury, Leadership Academy Project, Series A, 6.00%,
7/1/65  4,000 3,994
Woodbury, Math & Science Academy, 5.50%, 6/1/55 (5) 1,210 1,133
Woodbury, Math & Science Academy, 5.50%, 6/1/63 (5) 1,605 1,473
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/41  670 579
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/51  520 391
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/56  455 326
18,095
MISSISSIPPI  0.1%
Mississippi Business Fin., Chevron U.S.A. Project, Series B,
VRDN, 2.85%, 12/1/30  2,900 2,900
2,900
MISSOURI  1.6%
HEFA of Missouri, Mercy Health, 5.50%, 12/1/48  2,980 3,165
Kansas City IDA, Series A-1, 5.00%, 6/1/46 (5) 1,675 1,692
Kansas City IDA, Series A-1, 5.00%, 6/1/54 (5) 1,190 1,170
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/37  1,585 1,595
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/42  1,345 1,348
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,185 1,169
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  3,760 3,826
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  12,270 12,276
Saint Louis County IDA, Nazareth Living Center, Series A,
5.00%, 8/15/30  790 790
Saint Louis County IDA, Nazareth Living Center, Series A,
5.00%, 8/15/35  555 551
Saint Louis County IDA, Nazareth Living Center, Series A,
5.125%, 8/15/45  1,345 1,233

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Saint Louis County IDA, Saint Andrews Resources for Seniors,
5.00%, 12/1/35  1,585 1,586
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  3,280 3,280
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  455 440
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  2,770 2,617
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  2,600 2,226
Saint Louis Land Clearance for Redev . Auth., National
Geospatial Intelligence Agency, 5.125%, 6/1/46  3,610 3,593
Saint Louis Land Clearance for Redev . Auth., National
Geospatial Intelligence Agency, 5.375%, 6/1/43  11,595 11,622
Taney County IDA, 6.00%, 10/1/49 (5) 3,500 3,513
57,692
MONTANA  0.4%
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/37  545 547
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/47  5,740 5,396
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/52  5,975 5,416
Montana Fac. Fin. Auth., Series A, 5.25%, 6/1/53  3,500 3,624
14,983
NEBRASKA  0.0%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  1,145 1,198
1,198
NEVADA  0.6%
Las Vegas Redev . Agency, 5.00%, 6/15/30  325 325
Las Vegas Redev . Agency, 5.00%, 6/15/40  3,585 3,586
Las Vegas Redev . Agency, 5.00%, 6/15/45  6,290 6,287
Las Vegas Special Improvement Dist. No. 818, 5.00%, 12/1/44  930 954
Las Vegas Special Improvement Dist. No. 818, 5.00%, 12/1/49  1,110 1,111
Las Vegas Special Improvement Dist. No. 818, 5.00%, 12/1/54  1,195 1,178
Reno, Retrac -Reno Transportation, Series C, Zero Coupon,
7/1/58 (5) 16,000 2,593
Reno-Tahoe Airport Auth., Int'l. Airport, Series A, 5.25%,
7/1/54 (6) 4,175 4,257
20,291
NEW HAMPSHIRE  1.0%
National Finance Auth. Affordable Housing Certificates,
Series 2024-1, Class A, 4.15%, 10/20/40 (Tender 10/1/34)  2,482 2,479
New Hampshire Business Fin. Auth., Zero Coupon, 12/1/34 (5) 18,875 10,728
New Hampshire Business Fin. Auth., Series 2025-1, Class A-2,
VR, 4.167%, 1/20/41  1,607 1,558
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (5)(6) 3,245 2,626

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Hampshire Business Fin. Auth., LGI Homes Project, Zero
Coupon, 12/15/41  4,350 1,640
New Hampshire Business Fin. Auth., Social Certificates,
Series 2024-4, Class B, VR, 3.809%, 7/20/40  2,575 2,324
New Hampshire Business Fin. Auth., Social Certificates,
Series 2024-4, Class B, VR, 4.059%, 5/20/42  1,550 1,386
New Hampshire Business Fin. Auth., The Wildflower Project,
Zero Coupon, 12/15/33 (5) 2,926 1,863
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.25%, 7/1/39 (5) 1,245 1,253
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.625%, 7/1/46 (5) 690 693
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.75%, 7/1/54 (5) 2,725 2,726
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36  630 632
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/40  595 596
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/46  4,835 4,835
35,339
NEW JERSEY  1.8%
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/46  1,555 1,415
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/56  1,760 1,481
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/49 (5) 1,000 963
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (6) 2,125 2,128
New Jersey Economic Dev. Auth., Lions Gate Project, 5.25%,
1/1/44  3,880 3,807
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/30  1,300 1,304
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  9,565 9,428
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.375%, 1/1/35 (5)(6) 5,400 5,677
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.625%, 1/1/45 (5)(6) 2,000 2,117
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/44  6,445 6,202
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.00%, 6/15/37 (6) 990 990
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.125%, 6/15/43 (6) 1,385 1,385
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  650 713

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/42  1,000 1,090
New Jersey Transportation Trust Fund Auth., Series AA, 4.25%,
6/15/44  2,000 1,988
New Jersey Transportation Trust Fund Auth., Unrefunded
Balance, 5.25%, 6/15/46  1,275 1,349
Tobacco Settlement Fin., Series B, 5.00%, 6/1/46  21,440 20,807
Township of Franklin NJ, GO, 2.00%, 3/15/37  1,280 1,068
63,912
NEW YORK  3.6%
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/41 (5) 1,135 1,115
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51 (5) 2,680 2,430
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55 (5) 830 734
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48 (5) 460 453
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36 (1)(5) 425 401
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/41 (1)(5) 550 499
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/51 (1)(5) 1,980 1,602
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31 (5) 650 593
Build New York City Resource, Shefa School Project, Series A,
5.00%, 6/15/51 (5) 16,205 14,299
Empire State Dev., Personal Income Tax, 3.00%, 3/15/48  5,000 3,770
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  5,620 4,624
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  20,695 6,509
Glen Cove Local Economic Assistance, Garvies Point,
Series C, 5.625%, 1/1/55  8,610 7,865
Nassau County IDA, EC, 5.00%, 1/1/58 (2) 13,414 —
New York City Housing Dev., 8 Spruce Street, Series 2024,
Class F, 5.25%, 12/15/43 ( Prerefunded 12/15/31) (7) 2,550 2,628
New York City Ind. Dev. Agency, Queens Baseball Stadium
Project, Series A, 3.00%, 1/1/46 (4) 5,250 4,143
New York City Municipal Water Fin. Auth., Water & Sewer
System, Series BB1, 3.00%, 6/15/50  5,000 3,707
New York City, Fiscal 2018, Series B-5, GO, VRDN, 2.85%,
10/1/46  8,175 8,175

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/27 (5) 1,200 1,200
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/28 (5) 1,000 1,001
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/30 (5) 1,000 1,000
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/31 (5) 800 799
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/32 (5) 2,800 2,781
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/34 (5) 800 786
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/36 (5) 1,400 1,351
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (6) 12,445 12,445
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40 (6) 3,005 3,086
New York Transportation Dev., JFK Airport Terminal 6 Redev .
Project, Series A, 5.25%, 12/31/54 (4)(6) 5,920 6,067
New York Transportation Dev., JFK Airport Terminal 6 Redev .
Project, Series B, STEP, 0.00%, 12/31/54 (4)(6) 2,540 1,681
New York Transportation Dev., JFK Int'l. Airport, 5.25%,
8/1/31 (6) 1,420 1,482
New York Transportation Dev., JFK Int'l. Airport, 5.375%,
8/1/36 (6) 2,000 2,082
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/54 (6) 6,750 7,034
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 5.50%, 6/30/54 (6) 9,905 10,037
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 6.00%, 6/30/55 (6) 2,450 2,601
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 6.00%, 6/30/59 (6) 9,325 9,826
Westchester County Local Dev., Sunrise of Tarrytown Project,
Series A, 5.25%, 12/1/40 (5) 500 508
Westchester County Local Dev., Sunrise of Tarrytown Project,
Series A, 6.00%, 12/1/45 (5) 250 260
Westchester County Local Dev., Sunrise of Tarrytown Project,
Series A, 6.375%, 12/1/55 (5) 640 662
Westchester County Local Dev., Sunrise of Tarrytown Project,
Series A, 6.50%, 12/1/65 (5) 1,200 1,243
131,479

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
NORTH CAROLINA  1.5%
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare,
Series E, VRDN, 2.80%, 1/15/42  2,300 2,300
Forsyth County, Series B, GO, 2.00%, 3/1/39  4,585 3,623
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47 (4)(6) 9,515 9,977
North Carolina Housing Fin. Agency, 5.00%, 7/1/47  1,575 1,620
North Carolina Medical Care Commission, Series A, 5.50%,
9/1/54  1,325 1,333
North Carolina Medical Care Commission, Series B, 5.00%,
9/1/49  600 605
North Carolina Medical Care Commission, Series B, 5.00%,
9/1/54  1,340 1,342
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/36  1,835 1,839
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/42  3,870 3,692
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.70%, 7/1/37  2,205 2,074
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.875%, 7/1/40  4,245 3,937
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 5.00%, 7/1/45  3,525 3,275
North Carolina Medical Care Commission, Aldersgate United
Methodist, Series A, 5.00%, 7/1/47  925 836
North Carolina Medical Care Commission, Everyage , Series A,
4.00%, 9/1/41  865 847
North Carolina Medical Care Commission, Everyage , Series A,
4.00%, 9/1/47  770 695
North Carolina Medical Care Commission, Everyage , Series A,
4.00%, 9/1/51  765 663
North Carolina Medical Care Commission, Lutheran Services,
4.00%, 3/1/51  3,980 3,343
North Carolina Medical Care Commission, Salemtowne , 5.25%,
10/1/37  730 730
North Carolina Medical Care Commission, Salemtowne ,
5.375%, 10/1/45  9,295 9,295
North Carolina Medical Care Commission, Southminster ,
5.00%, 10/1/37  1,225 1,227
53,253
OHIO  4.7%
Blanchard Valley Port Auth., Liberty Assisted Living - Findlay
Project, Series A, 6.25%, 1/1/46 (5)(9) 2,500 2,529
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  71,485 57,063

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/43  1,345 1,372
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/53  12,705 12,774
Columbus-Franklin County Fin. Auth., Silver Birch of Columbus
Project, Series A, 6.05%, 1/1/46 (5) 1,675 1,714
Columbus-Franklin County Fin. Auth., Vivera Brookshire
Project, Series A, 6.30%, 1/1/46 (5) 4,800 4,824
Columbus-Franklin County Fin. Auth., Vivera Brookshire
Project, Series A, 6.30%, 1/1/46 (5) 4,400 4,423
Cuyahoga County, MetroHealth System, 5.00%, 2/15/42  3,560 3,536
Cuyahoga County, MetroHealth System, 5.00%, 2/15/57  2,375 2,204
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  3,790 3,792
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  11,310 11,311
Dayton-Montgomery County Port Auth., Liberty Assisted Living -
Springfield Project, Series A, 6.625%, 1/1/45 (5) 3,050 3,243
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/44  4,635 4,658
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/51  5,955 5,792
Marion County, United Church Homes, 5.00%, 12/1/39  1,310 1,118
Marion County, United Church Homes, 5.125%, 12/1/49  1,445 1,113
Muskingum County, Genesis Healthcare, 5.00%, 2/15/44  3,955 3,955
Norwood, Rookwood Exchange Project, 5.00%, 12/1/41  1,000 1,037
Ohio, Series A, 4.00%, 1/15/38  845 846
Ohio, Series A, 4.00%, 1/15/39  1,585 1,572
Ohio Air Quality Dev. Auth., Vanadium Project, 5.00%,
7/1/49 (5)(6) 16,000 14,670
Ohio Higher Ed. Fac. Commission, Cleveland Clinic Health
System, Series B-4, VRDN, 2.80%, 1/1/43  285 285
Ohio Housing Fin. Agency, Ashford at Central Park Project,
Series A, 6.25%, 1/1/46 (5)(9) 1,850 1,864
Ohio Housing Fin. Agency, Green Oaks of Canal Winchester
Project, Series A, 6.30%, 1/1/45  2,830 2,925
Ohio Housing Fin. Agency, Green Oaks of Grove City Project,
Series A, 6.125%, 1/1/46 (5) 3,180 3,242
Ohio Housing Fin. Agency, Green Oaks of Holland Project,
Series A, 6.30%, 1/1/45  3,225 3,334
Ohio Housing Fin. Agency, Haven's Edge Apartments Project,
Series A, 5.70%, 8/1/43 (5) 1,800 1,895
Ohio Housing Fin. Agency, Sanctuary at Springboro, 5.45%,
1/1/38 (5) 4,000 4,004
Ohio Housing Fin. Agency, Silver Birch of Canton Project,
Series A, 6.25%, 1/1/45 (5) 1,365 1,430

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Ohio Housing Fin. Agency, Silver Birch of Cuyahoga Falls
Project, Series A, 6.25%, 1/1/45 (5) 4,340 4,548
Summit County DFA, Akron Parking Project, 5.625%, 12/1/48  2,350 2,476
Summit County DFA, Akron Parking Project, 6.00%, 12/1/58  1,650 1,756
171,305
OKLAHOMA  1.1%
Norman Regional Hosp. Auth., 4.00%, 9/1/45  6,565 4,440
Oklahoma County Fin. Auth., Astec Project, 6.25%, 6/15/54 (5) 1,825 1,782
Oklahoma County Fin. Auth., Astec Project, 6.50%, 6/15/64 (5) 1,400 1,396
Oklahoma County Fin. Auth., Epworth Villa, Series B, 5.875%,
12/1/47  6,094 3,296
Oklahoma County Fin. Auth., Epworth Villa, Series C, 2.00%,
12/1/47  1,254 66
Oklahoma DFA, OU Medicine, Series B, 5.25%, 8/15/48  4,455 4,468
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  10,595 10,614
Oklahoma Turnpike Auth., Senior, 4.50%, 1/1/53  2,525 2,526
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  10,050 10,647
39,235
OREGON  0.1%
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/32  395 401
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/37  395 399
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/47  1,110 1,086
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/52  1,190 1,125
Oregon State Fac. Auth., Legacy Health Project, Series A,
5.00%, 6/1/52  1,850 1,866
4,877
PENNSYLVANIA  5.0%
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  245 254
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  265 282
Allentown Neighborhood Improvement Zone Dev. Auth., 5.25%,
5/1/42 (5) 5,610 5,820
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32 (5) 2,750 2,771
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/42 (5) 4,975 4,994
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.375%, 5/1/42 (5) 7,540 7,640

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, Series 2017, 5.00%, 5/1/42 (5) 7,125 7,142
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, Series 2024, 5.00%, 5/1/42 (5) 2,405 2,501
Berks County Municipal Auth., Tower Health Project,
Series A-2A, 6.00%, 6/30/34  5,880 6,234
Berks County Municipal Auth., Tower Health Project, Series A-3,
5.00%, 6/30/39  5,250 4,912
Berks County Municipal Auth., Tower Health Project,
Series B-1, STEP, 0.00%, 6/30/44  18,301 13,743
Butler County Hosp. Auth., 5.00%, 7/1/35  6,645 6,647
Butler County Hosp. Auth., 5.00%, 7/1/39  3,760 3,739
Chester County IDA, Collegium Charter School Project, 6.00%,
10/15/52 (5) 2,425 2,379
Chester County IDA, Collegium Charter School Project,
Series A, 5.25%, 10/15/47  1,550 1,412
Chester County IDA, Colleguim Charter School Project,
Series A, 5.125%, 10/15/37  1,470 1,433
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/36 (5) 3,140 3,124
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40 (5) 3,790 3,671
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/41 (5) 3,330 3,184
Doylestown Hosp. Auth., 5.375%, 7/1/39 (5) 2,075 2,264
Franklin County IDA, Menno-Haven, 5.00%, 12/1/43  950 928
Franklin County IDA, Menno-Haven, 5.00%, 12/1/48  1,025 929
Franklin County IDA, Menno-Haven, 5.00%, 12/1/53  1,110 975
Lancaster County Hosp. Auth., Brethren Village, 5.25%, 7/1/35  200 200
Lancaster County Hosp. Auth., Brethren Village, 5.50%, 7/1/45  790 789
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., 5.00%, 9/1/43  3,995 4,063
Montgomery County IDA, Hill at Whitemarsh, 5.25%, 1/1/40  2,770 2,771
Montgomery County IDA, Hill at Whitemarsh, 5.375%, 1/1/50  5,335 5,264
Pennsylvania Economic DFA, Core Natural Resources Project,
VRDN, 5.45%, 1/1/51 (Tender 3/27/35) (5)(6) 6,755 7,338
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (6) 6,905 6,909
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.25%, 6/30/53 (6) 4,060 4,105
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.50%, 6/30/40 (6) 3,155 3,400
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.50%, 6/30/41 (6) 1,840 1,975

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.50%, 6/30/43 (6) 1,840 1,953
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.75%, 6/30/48 (6) 10,865 11,408
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 6.00%, 6/30/61 (6) 7,800 8,251
Pennsylvania Economic DFA, The Pennsylvania Rapid Bridge
Replacement Project, 5.00%, 6/30/42 (6) 1,035 1,035
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of (3M TSFR + 0.2616%) +
0.65%, 3.298%, 7/1/39 (4) 6,650 6,335
Pennsylvania Higher Ed. Fac. Auth., Thomas Jefferson Univ.,
Series D-2, VRDN, 2.90%, 11/1/61  3,100 3,100
Pennsylvania Turnpike Commission, Series A, 4.00%,
12/1/49 (4) 10,000 9,326
Pennsylvania Turnpike Commission, Series B, 5.25%, 12/1/52  4,565 4,758
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health
System, 5.00%, 7/1/28  3,955 4,006
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health
System, 5.00%, 7/1/30  790 800
Philadelphia IDA, The Children’s Hosp. of Philadelphia Project,
Series B-2, VRDN, 2.82%, 7/1/54  900 900
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/37  2,485 2,487
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/42  1,680 1,666
179,817
PUERTO RICO  9.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (14) 24,666 17,020
Puerto Rico Commonwealth, GO, VR, 11/1/51 (14) 32,398 20,411
Puerto Rico Commonwealth, GO, VR, 11/1/51 (14) 24,943 17,522
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/37 (5) 1,105 1,150
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28 (5) 2,740 2,804
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29 (5) 2,865 2,966
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (5) 10,000 10,445
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (5) 9,495 9,847
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (5) 6,765 7,099
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47 (5) 10,000 10,029
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/47 (5) 9,115 8,324

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (5) 8,520 8,867
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
coupon, 7/1/33  8,280 6,034
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  10,975 10,991
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  8,948 8,917
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  11,792 11,642
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  15,967 15,195
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  4,450 3,940
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  4,406 4,476
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  3,166 3,428
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/29 (1)(8) 4,780 3,513
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (1)(8) 95 70
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (1)(8) 8,215 6,079
Puerto Rico Electric Power Auth., Series A, 7.25%, 7/1/30 (1)(8) 1,000 747
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (1)
(8) 1,145 842
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/29 (1)
(8) 3,955 2,907
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/21 (1)(8) 1,605 1,180
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (1)(8) 135 99
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/26 (1)(8) 1,600 1,176
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (1)(8) 2,300 1,690
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (1)(8) 2,745 2,018
Puerto Rico Electric Power Auth., Series CR, Zero Coupon,
7/1/30 (5) 4,300 3,053
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (1)
(8) 470 345
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (1)
(8) 1,810 1,330
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (1)
(8) 610 448
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (1)
(8) 730 536

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (1)
(8) 95 70
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (1)
(8) 455 334
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (1)
(8) 390 287
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/38 (1)
(8) 3,955 2,907
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (1)
(8) 235 173
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35 (1)
(8) 3,541 2,603
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (1)
(8) 790 581
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (1)
(8) 1,135 834
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (1)
(8) 110 81
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (1)
(8) 195 143
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (1)
(8) 1,960 1,441
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (1)
(8) 155 114
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (1)
(8) 1,460 1,073
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (1)
(8) 420 309
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (1)
(8) 169 124
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/26 (1)
(8) 3,820 2,808
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  2,009 2,013
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  10,826 10,410
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  39,807 39,259
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  5,000 4,532
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  11,267 8,756
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  166,265 60,387
346,379

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
RHODE ISLAND  0.3%
Central Falls Detention Fac., 7.25%, 7/15/35 (1)(8) 9,960 3,884
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/36  3,955 3,955
Tobacco Settlement Fin., Asset-Backed Bonds, Series A, Zero
Coupon, 6/1/52  14,000 1,898
9,737
SOUTH CAROLINA  0.9%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  4,284 3,088
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  25,626 9,092
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  43,394 7,061
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32  2,244 1,394
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51  17,627 2,007
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51  1,432 67
South Carolina Jobs-Economic Dev. Auth., American
Leadership Academy - Lexington, Series A, 5.50%, 6/15/33  4,100 4,050
South Carolina Jobs-Economic Dev. Auth., Libertas Woodruff
Project, 7.25%, 8/15/65 (5) 2,000 2,077
South Carolina Jobs-Economic Dev. Auth., Rolling Green
Village Project, Series A, 5.75%, 12/1/60  2,900 2,905
31,741
SOUTH DAKOTA  0.3%
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/28  1,135 1,136
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/30  1,215 1,216
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/32  1,080 1,080
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/42  1,585 1,525
South Dakota HEFA, Avera Health, Series A, 4.25%, 7/1/49  5,300 4,947
9,904
TENNESSEE  0.6%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI Phase 1, 5.00%, 10/1/35  2,180 2,180
Kingsport Tennessee IDB, Domtar Project, VRDN, 5.25%,
12/1/54 (Tender 11/15/29) (5)(6) 4,825 4,427
Knox County Health Ed. & Housing Fac. Board, Tennessee
Univ. Project, Series B-1, 5.125%, 7/1/59 (11) 2,600 2,654
Metropolitan Gov't. Nashville & Davidson County Health & Ed.
Fac. Board, 5.25%, 5/1/53  3,850 3,946
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52 (6) 2,680 2,787
Shelby County Health & Ed. Fac. Board, Madrone Memphis
Student Housing I, Series A-1, 5.25%, 6/1/56 (5) 1,500 1,461
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.00%, 12/1/34  395 395

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/44  920 900
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/49  2,650 2,404
21,154
TEXAS  6.3%
Anna, Sherley Farms Public Improvement, 5.35%, 9/15/46 (5) 1,000 1,002
Anna, Sherley Farms Public Improvement, 5.70%, 9/15/56 (5) 1,350 1,352
Arlington Higher Ed. Fin., Basis Texas Charter Schools,
4.875%, 6/15/59 (5) 1,320 1,184
Arlington Higher Ed. Fin., Basis Texas Charter Schools, 5.75%,
6/15/55 (5) 8,400 8,503
Austin Airport System Revenue, Series B, 5.25%, 11/15/51 (6) 8,000 8,311
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  705 708
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  1,645 1,652
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/31  2,300 2,309
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/32  2,650 2,659
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  2,475 2,482
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  2,805 2,812
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  395 396
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/29  910 913
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/32  1,780 1,784
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/34  2,515 2,519
Austin Texas Airport System Revenue, 5.25%, 11/15/47 (6) 3,000 3,112
Brooks Dev. Auth., 5.875%, 8/15/52 (5) 5,360 5,283
Brooks Dev. Auth., Senior Lien, Series A, 5.50%, 8/15/52 (5) 3,400 3,343
Celina, Public Improvement, 4.50%, 9/1/31 (5) 750 761
Celina, Public Improvement, 5.125%, 9/1/44 (5) 1,500 1,536
Celina, Public Improvement, 5.50%, 9/1/54 (5) 1,500 1,517
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.25%,
2/15/49  3,300 3,430
Conroe Local Gov't., Convention Center Hotel, 3.50%,
10/1/31 (5) 230 172
Conroe Local Gov't., Convention Center Hotel, 5.00%,
10/1/50 (5) 1,375 1,031

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Corpus Christi, 6.125%, 9/15/44  1,000 1,021
Corpus Christi, 6.50%, 9/15/54  1,500 1,511
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/47  7,750 8,078
Denton County, Green Meadows Public Improvement Dist.,
5.625%, 12/31/55 (5) 2,065 2,121
Denton County, Green Meadows Public Improvement Dist.,
5.875%, 12/31/45 (5) 982 1,020
Denton County, Green Meadows Public Improvement Dist.,
6.125%, 12/31/55 (5) 1,600 1,654
Fort Bend County IDC, NRG Energy, Series B, 4.75%, 11/1/42  3,955 3,956
Friendswood, 7.00%, 9/15/54  2,750 2,776
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian
Homes, Series A, 5.00%, 1/1/43  415 415
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/38  1,350 1,312
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/39  1,000 964
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/40  845 812
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/41  845 792
Houston Airport System Revenue, United Airlines, Series A,
4.00%, 7/1/41 (6) 1,620 1,516
Houston Airport System Revenue, United Airlines, Series B,
5.50%, 7/15/38 (6) 4,300 4,592
Houston Airport System Revenue, United Airlines, Series B,
5.50%, 7/15/39 (6) 4,100 4,359
Houston Airport System Revenue, United Airlines, Series B-1,
4.00%, 7/15/41 (6) 3,955 3,701
Houston Airport System, United Airlines, 5.50%, 7/15/35 (6) 4,825 5,156
Houston Hotel Occupancy Tax & Special Revenue, Series C,
5.50%, 9/1/58  5,765 6,090
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  1,110 1,110
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/30  1,335 1,335
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/40  2,305 2,295
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  5,275 4,991
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  1,645 1,645
Mission Economic Dev., Graphic Packaging International
Project, VRDN, 5.00%, 12/1/64 (Tender 6/1/30) (6)(9) 3,675 3,792
Mission Economic Dev., Natgasoline , Series B, 4.625%,
10/1/31 (5)(6) 6,920 6,933
Montgomery County Toll Road Auth., 5.00%, 9/15/32  435 436
Montgomery County Toll Road Auth., 5.00%, 9/15/33  450 450
Montgomery County Toll Road Auth., 5.00%, 9/15/34  475 476
Montgomery County Toll Road Auth., 5.00%, 9/15/35  440 440

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Montgomery County Toll Road Auth., 5.00%, 9/15/36  1,110 1,111
Montgomery County Toll Road Auth., 5.00%, 9/15/38  1,030 1,031
Montgomery County Toll Road Auth., 5.00%, 9/15/43  3,095 3,097
Montgomery County Toll Road Auth., 5.00%, 9/15/48  3,105 3,105
New Hope Cultural Ed. Fac. Fin., Blinn College, Series A,
5.00%, 7/1/57  7,915 5,480
New Hope Cultural Ed. Fac. Fin., Brazos Presbyterian Homes
Project, 5.375%, 1/1/55  2,000 2,021
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living,
Series 2021B, VR, 2.00%, 11/15/61 (2.00% PIK) (1)(10) 5,804 2,844
New Hope Cultural Ed. Fac. Fin., Legacy Midtown, Series A,
5.50%, 7/1/54  3,585 3,155
New Hope Cultural Ed. Fac. Fin., Legacy Midtown Park Project,
Series A, 5.25%, 7/1/32  625 631
New Hope Cultural Ed. Fac. Fin., Legacy Midtown Park Project,
Series A, 6.75%, 7/1/44  2,575 2,724
New Hope Cultural Ed. Fac. Fin., Legacy Midtown Park Project,
Series A, 7.125%, 7/1/56  1,375 1,439
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.375%, 11/15/36  395 393
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/46  790 722
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/52  790 702
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/31  790 807
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  370 377
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  790 805
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/34  790 803
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,190 1,200
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  4,810 4,749
North Texas Tollway Auth., Series B, 3.00%, 1/1/51 (11) 7,445 5,541
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 2.75%,
1/1/36 (5)(6) 900 711
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (5)(6) 3,820 3,484
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
4.00%, 1/1/50 (5)(6) 10,755 8,317
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
5.25%, 1/1/54 (5)(6) 2,000 1,822

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Princeton, Eastridge Public Improvement Dist., 4.60%,
9/1/35 (5) 200 204
Princeton, Eastridge Public Improvement Dist., 5.375%,
9/1/45 (5) 420 427
Princeton, Eastridge Public Improvement Dist., 5.625%,
9/1/55 (5) 700 707
Seagoville, Santorini Public Improvement Dist. Project, 6.00%,
9/15/44 (5) 1,015 1,037
Seagoville, Santorini Public Improvement Dist. Project, 7.00%,
9/15/54 (5) 3,000 3,019
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior Housing, 5.25%, 11/15/47 (1)(8) 1,283 —
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior Housing, Series A, 5.00%, 11/15/45 (1)(8) 6,750 1
Tarrant County Cultural Ed. Fac. Fin., Stayton at Museum Way,
Series A, 5.75%, 12/1/54 (1) 4,241 3,696
Texas Dept. of Housing & Community Affairs, Series A, 5.00%,
1/1/50  10,000 10,187
Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%,
4/1/36  5,000 5,272
Texas Private Activity Bond Surface Transportation, Tarrant
Express Project, 5.50%, 12/31/58 (6) 13,150 13,595
229,736
UTAH  2.5%
Black Desert Public Infrastructure Dist., Assessment Area 1,
5.625%, 12/1/53 (5) 9,325 9,505
Downtown Daybreak Public Infrastructure Dist. No. 1, 5.625%,
3/1/46 (5) 750 765
Downtown Daybreak Public Infrastructure Dist. No. 1, 5.875%,
3/1/51 (5) 925 942
Firefly Public Infrastructure Dist. No. 1, Series A-1, GO,
6.625%, 3/1/54 (5) 1,125 1,158
Firefly Public Infrastructure Dist. No. 1, Assessment Area No. 1,
5.625%, 12/1/43 (5) 3,387 3,486
MIDA Mountain Veterans Program Public Infrastructure Dist.,
5.00%, 6/1/44 (5) 500 506
MIDA Mountain Veterans Program Public Infrastructure Dist.,
5.20%, 6/1/54 (5) 1,175 1,164
Mida Mountain Village Public Infrastructure Dist., Series 1,
5.125%, 6/15/54 (5) 2,540 2,553
Mida Mountain Village Public Infrastructure Dist., Series 2,
5.75%, 6/15/44 (5) 1,240 1,290
Mida Mountain Village Public Infrastructure Dist., Series 2,
6.00%, 6/15/54 (5) 2,150 2,216
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/41  1,800 1,736

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/52  4,000 3,386
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/41  2,485 2,362
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/52  7,550 6,275
Panorama Public Infrastructure Dist. No. 1, 6.20%, 12/1/55 (5) 2,000 2,007
Panorama Public Infrastructure Dist. No. 1, Series A, GO,
6.25%, 3/1/55 (5) 2,150 2,177
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-1,
5.875%, 3/1/45  950 997
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-1,
6.125%, 3/1/55  6,910 7,201
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-2,
STEP, 3/1/55  500 415
Ridges Estates Infrastructure Fin. Dist., Alpine Hollow
Assessment Area, 6.25%, 12/1/53 (5) 5,350 5,533
Salt Lake City Airport, Series A, 5.00%, 7/1/46 (6) 5,605 5,734
SkyRidge Pegasus Infrastructure Fin. Dist., SkyRidge Pegasus
Assessment Area, 5.25%, 12/1/44 (5) 5,216 5,274
Soleil Hills Public Infrastructure Dist. No. 1, Series A, GO,
5.875%, 3/1/55 (5) 3,920 3,943
Tech Ridge Public Infrastructure Dist., Tech Ridge Assessment
Area, 6.25%, 12/1/54 (5) 7,200 7,473
UIPA Crossroads Public Infrastructure Dist., 4.375%, 6/1/52 (5) 10,115 9,300
Utah City West Public Infrastructure Dist. No. 1, 5.875%,
12/1/55 (5) 2,250 2,292
89,690
VIRGIN ISLANDS  0.3%
Virgin Islands Hotel Dev. Fin., Senior Lien, Frenchman's Reef
Hotel, Series A-1, 6.00%, 12/1/55  10,750 10,826
10,826
VIRGINIA  2.2%
Alexandria, Series A, GO, 2.00%, 12/15/40  6,150 4,547
Arlington County IDA, Virginia Hosp. Center, Series A, 3.75%,
7/1/50 (4) 1,050 911
Lynchburg Economic Dev. Auth., Central Health, Series A,
4.00%, 1/1/47  3,000 2,661
Norfolk Redev . & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/35  2,925 2,927
Norfolk Redev . & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/46  4,075 3,985
Norfolk Redev . & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  3,380 3,380
Norfolk Redev . & Housing Auth., Fort Norfolk Retirement
Community, Series A, 5.00%, 1/1/49  2,575 2,434
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  790 790

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,055 1,056
Tobacco Settlement Fin., Series B-1, 5.00%, 6/1/47  2,000 1,678
Tobacco Settlement Fin., Capital Appreciation, Series C, Zero
Coupon, 6/1/47  21,370 5,532
Virginia College Building Auth., Marymount Univ., 5.00%,
7/1/45 (5) 4,750 3,642
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (5) 1,090 1,021
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/35 (5) 1,700 1,486
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/30 (5) 3,750 3,480
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/35 (5) 1,000 857
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/45 (5) 2,460 1,886
Virginia Commonwealth Univ. Health System Auth., Series B,
VRDN, 2.80%, 7/1/37  1,265 1,265
Virginia HDA, Series E, 4.90%, 10/1/50  1,695 1,721
Virginia HDA, Series E, 4.95%, 10/1/55  1,450 1,471
Virginia HDA, Series G-2, 4.70%, 7/1/51  9,250 9,303
Virginia Small Business Fin. Auth., 95 Express Lanes LLC
Project, 4.00%, 1/1/48 (6) 6,500 5,812
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
3.00%, 1/1/41 (6) 3,000 2,465
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37 (6) 3,080 3,043
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/39 (6) 2,150 2,089
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/40 (6) 2,200 2,152
Virginia Small Business Fin. Auth., I-495 HOT Lanes Project,
5.00%, 12/31/47 (6) 4,500 4,552
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (6) 4,480 4,441
80,587
WASHINGTON  1.4%
Adams County Public Hosp. Dist. No. 2, GO, 5.125%, 12/1/44  2,105 2,093
Skagit County Public Hosp. Dist. No. 1, 5.50%, 12/1/54  3,910 3,974
Washington State Housing Fin. Commission, Blakeley & Laurel
Villages Portfolio, Series A, 5.50%, 7/1/50 (5) 4,500 4,558
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/38 (5) 830 700

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/48 (5) 2,300 1,732
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/53 (5) 920 655
Washington State Housing Fin. Commission, Judson Park,
4.00%, 7/1/28 (5) 135 135
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/33 (5) 225 227
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/38 (5) 650 652
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/48 (5) 1,660 1,540
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/46 (5) 2,575 2,509
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/51 (5) 5,330 4,950
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court, 5.00%, 7/1/54  3,865 3,639
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court, 5.50%, 7/1/49  2,000 2,030
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court, 5.50%, 7/1/59  8,835 8,861
Washington State Housing Fin. Commission, Social Certificate,
Series 1, Class A, 3.375%, 4/20/37  1,217 1,137
Washington State Housing Fin. Commission, Social Certificate,
Series 2024-1, Class A, VR, 4.084%, 3/1/50  3,676 3,588
Washington State Housing Fin. Commission, Social Certificate,
Series A-1, Class A, 3.50%, 12/20/35  2,732 2,630
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (5) 4,925 4,529
50,139
WEST VIRGINIA  0.2%
Monongalia County Commission Excise Tax Dist., Series A,
4.125%, 6/1/43 (5) 1,610 1,513
Monongalia County Commission Excise Tax Dist., Series B,
4.875%, 6/1/43 (5) 1,050 1,061
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (5) 1,940 1,961
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (5) 1,940 1,961
Ohio County, Highlands Project, 5.25%, 6/1/44  1,000 1,030
Ohio County, Highlands Project, 5.25%, 6/1/53  1,250 1,244
8,770
WISCONSIN  5.9%
PFA, 5.00%, 2/1/64  1,500 1,323

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
PFA, Series A, 5.00%, 12/15/44 (5) 690 672
PFA, Series A, 5.00%, 12/15/54 (5) 2,000 1,812
PFA, Celanese, Series C, 4.30%, 11/1/30 (6) 3,955 3,955
PFA, Celanese, Series D, 4.05%, 11/1/30  1,980 1,969
PFA, Challenge Foundation Academy, 6.625%, 7/1/43 (5) 1,000 1,030
PFA, Challenge Foundation Academy, 6.875%, 7/1/53 (5) 1,650 1,679
PFA, Challenge Foundation Academy, 7.00%, 7/1/58 (5) 1,850 1,882
PFA, Cherokee Classical Academy Project, Series A, 6.50%,
6/15/45 (5) 325 328
PFA, Cherokee Classical Academy Project, Series A, 6.75%,
6/15/55 (5) 500 501
PFA, Cherokee Classical Academy Project, Series A, 7.00%,
6/15/65 (5) 1,100 1,108
PFA, CHF Manoa, Series A, 5.75%, 7/1/53 (5) 4,000 3,897
PFA, Church Home of Hartford, 5.00%, 9/1/30 (5) 630 631
PFA, Church Home of Hartford, 5.00%, 9/1/38 (5) 1,365 1,366
PFA, Cone Health, Series B, VRDN, 2.80%, 10/1/55  14,000 14,000
PFA, Corvian Community School, Series A, 4.00%, 6/15/29 (5) 475 461
PFA, Corvian Community School, Series A, 5.00%, 6/15/39 (5) 790 737
PFA, Corvian Community School, Series A, 5.00%, 6/15/49 (5) 3,650 3,039
PFA, Corvian Community School, Series A, 5.125%, 6/15/47 (5) 2,085 1,800
PFA, Corvian Community School, Series A, 6.25%, 6/15/48 (5) 535 528
PFA, Corvian Community School, Series A, 6.25%, 6/15/53 (5) 2,515 2,425
PFA, Elevon Project, RAN, 5.00%, 7/15/30 (5) 981 981
PFA, Foundation Academy Charter School Project, 5.00%,
7/1/55 (5) 1,250 1,148
PFA, Foundation Academy Charter School Project, 5.00%,
7/1/60 (5) 700 630
PFA, Founders Academy of Las Vegas, Series A, 4.00%,
7/1/30 (5) 220 217
PFA, Founders Academy of Las Vegas, Series A, 5.00%,
7/1/40 (5) 560 551
PFA, Founders Academy of Las Vegas, Series A, 5.00%,
7/1/55 (5) 1,145 992
PFA, Founders Academy of Las Vegas, Series A, 6.375%,
7/1/43 (5) 325 341
PFA, Founders Academy of Las Vegas, Series A, 6.625%,
7/1/53 (5) 100 103
PFA, Founders Academy of Las Vegas, Series A, 6.75%,
7/1/58 (5) 375 389
PFA, Georgia SR 400 Express Lanes Project, 5.75%,
6/30/60 (6) 17,315 17,986
PFA, Georgia SR 400 Express Lanes Project, 5.75%,
12/31/65 (6) 8,750 9,067

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
6/30/60 (6) 3,375 3,755
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
12/31/65 (6) 11,525 12,789
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/52  1,835 1,811
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/62  3,370 3,273
PFA, Heritage Bend Project, Zero Coupon, RAN, 12/15/42 (5) 25,000 7,855
PFA, Mary's Woods at Marylhurst , 5.25%, 5/15/37 (5) 435 438
PFA, Mary's Woods at Marylhurst , 5.25%, 5/15/47 (5) 965 965
PFA, Mary's Woods at Marylhurst , 5.25%, 5/15/52 (5) 1,820 1,762
PFA, Mater Academy of Nevada - Cactus Park Campus Project,
Series A, 6.00%, 12/15/55 (5) 400 407
PFA, Mater Academy of Nevada - Cactus Park Campus Project,
Series A, 6.125%, 12/15/60 (5) 1,375 1,409
PFA, Million Air Three General Aviation Fac. Project, Series B,
7.00%, 9/1/54 (5)(6) 6,050 6,386
PFA, Mountain Island Charter School, 5.00%, 7/1/37  655 655
PFA, Mountain Island Charter School, 5.00%, 7/1/47  1,585 1,509
PFA, Mountain Island Charter School, 5.00%, 7/1/52  3,405 3,140
PFA, National Gypsum, 4.00%, 8/1/35 (6) 16,170 15,656
PFA, Nevada State College, Series A, 5.00%, 5/1/60 (5) 4,520 3,011
PFA, Nevada State College, Series B, 9.00%, 5/1/71 (5)(8) 2,090 1,009
PFA, Nolina & Sorella Projects, RAN, 5.50%, 12/15/32 (5) 2,938 2,940
PFA, Searstone CCRC Project, Series 2021A, 4.00%,
6/1/56 (5) 2,000 1,474
PFA, Searstone CCRC Project, Series A, 5.00%, 6/1/52 (5) 5,055 4,532
PFA, Sky Harbour Capital, VRDN, 6.00%, 7/1/60 (Tender
1/1/31) (5)(6) 8,195 8,329
PFA, SKY Harbour Capital, 4.00%, 7/1/41 (6) 5,150 4,836
PFA, SKY Harbour Capital, 4.25%, 7/1/54 (6) 7,930 6,608
PFA, Southminster , 5.00%, 10/1/43 (5) 1,780 1,783
PFA, Southminster , 5.00%, 10/1/48 (5) 1,585 1,518
PFA, Southminster , 5.00%, 10/1/53 (5) 4,560 4,263
PFA, Univ. of Hawai'i Foundation Project, Series A-1, 4.00%,
7/1/51 (5) 2,190 1,633
PFA, Univ. of Hawai'i Foundation Project, Series A-1, 4.00%,
7/1/61 (5) 1,215 848
PFA, Univ. of Hawai'i Foundation Project, Series B, 5.25%,
7/1/61 (5) 4,385 3,434
Wisconsin HEFA, Benevolent, 5.00%, 6/1/37 ( Prerefunded
6/1/26) (7) 880 898
Wisconsin HEFA, Benevolent, 5.00%, 6/1/41 ( Prerefunded
6/1/26) (7) 1,310 1,336
Wisconsin HEFA, Benevolent, 5.50%, 6/1/61  2,250 2,272
Wisconsin HEFA, Chiara Housing and Services, 5.875%, 7/1/55  955 959

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Wisconsin HEFA, Chiara Housing and Services, 6.00%, 7/1/60  6,930 6,985
Wisconsin HEFA, Dickson Hollow Phase II Project, 6.125%,
10/1/59  1,625 1,688
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/36  615 600
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/41  610 574
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/45  510 453
Wisconsin HEFA, Wisconsin Museum of Nature & Culture,
6.50%, 11/1/36 (5) 7,200 7,344
Wisconsin Housing & Economic Dev. Auth. Housing Revenue,
Series A, 5.00%, 11/1/50  2,750 2,808
Wisconsin Housing & Economic Dev. Auth. Housing Revenue,
Series A, 5.05%, 11/1/55  2,000 2,038
213,531
Total Municipal Securities (Cost $3,721,282) 3,612,785
Total Investments in Securities  99.7%
(Cost $3,721,314) $ 3,612,875
Other Assets Less Liabilities 0.3% 11,470
Net Assets 100.0% $ 3,624,345
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $0 and represents 0.0% of net assets.
(4) Insured by Assured Guaranty Incorporated
(5) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,078,717 and represents 29.8% of net assets.
(6) Interest subject to alternative minimum tax.
(7) Prerefunded date is used in determining portfolio maturity.
(8) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(9) When-issued security

T. ROWE PRICE Tax-Free High Yield Fund

.
.
.
.
.
.
.
.
.
.
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(11) Insured by Build America Mutual Assurance Company
(12) Insured by National Public Finance Guarantee Corporation
(13) Insured by Financial Guaranty Insurance Company
(14) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
3M TSFR Three month term SOFR (Secured overnight financing rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
DFA Development Finance Authority
DOT Department of Transportation
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HDA Housing Development Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAN Revenue Anticipation Note
SPMUV7DY S&P Municipal 7 Day High Grade Yield
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Tax-Free High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
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.
.
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.
.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free High Yield Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Free
High Yield Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Tax-Free High Yield Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation

T. ROWE PRICE Tax-Free High Yield Fund

Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 90 $ — $ — $ 90
Corporate Bonds — — — —
Municipal Securities — 3,612,785 — 3,612,785
Total $ 90 $ 3,612,785 $ — $ 3,612,875

T. ROWE PRICE Tax-Free High Yield Fund

existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F59-054Q1 05/26